Financial instruments and risk management (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Financial instruments and risk management
Recognized in Other comprehensive income	R$ (23,855)
Reclassified to the statements of profit or loss - occurred exports	8,323
Balance as of December 31, 2022	R$ (15,532)